Share capital and additional paid in capital (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	May 31, 2023
Share capital and additional paid in capital (Details) [Line Items]
Subscription receivable on shares. (in Yuan Renminbi)		¥ 4.7	¥ 4.7
Class A ordinary shares [Member]
Share capital and additional paid in capital (Details) [Line Items]
Shares issued					35,000,000
Share issued		27,888,690	108,760,310
Shares issued during period	47,619,050
Class of warrants or rights number of securities covered by warrants or rights	47,619,050
Proceeds from the issuance of shares and warrants (in Yuan Renminbi)	¥ 34.1
Class A ordinary shares [Member] | Institution Investor [Member]
Share capital and additional paid in capital (Details) [Line Items]
Shares issued				66,000,000
Class A ordinary shares [Member] | Private Placement To Institutional Investors [Member]
Share capital and additional paid in capital (Details) [Line Items]
Warrants exercisable period following date of issuance	6 months
Warrants expiry period	5 years
Class A ordinary shares [Member] | Registered Direct Offering To Financial Advisor [Member]
Share capital and additional paid in capital (Details) [Line Items]
Class of warrants or rights number of securities covered by warrants or rights	2,380,950